BILLINGS IN EXCESS OF COSTS AND ACCRUED EARNINGS ON CONTRACTS (DETAILS) (USD $) In Millions, unless otherwise specified	Jan. 03, 2014	Dec. 28, 2012
Components Of Billings In Excess Of Cost And Accrued Earnings On Contracts [Abstract]
Billings in excess of costs and accrued earnings on contracts	$ 193.1	$ 211.7
Project-related legal liabilities and other project-related reserves	28.0	55.2
Advance payments negotiated as a contract condition	6.4	9.8
Normal profit liabilities	0.8	4.8
Estimated losses on uncompleted contracts	4.8	7.6
Total billings in excess of costs and accrued earnings on contracts	$ 233.1	$ 289.1